CONCENTRATIONS	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
21.	CONCENTRATIONS

Major Customers

For the years ended December 31, 2015, 2014 and 2013, approximately 37%, 6% and 24% of the Company’s total revenues were received from two customers for continued operation. For the years ended December 31, 2015, 2014 and 2013, approximately 7%, 11% and 11% of the Company’s total revenues were received from two customers for discontinued operation.

Major Suppliers

For the years ended December 31, 2015, 2014 and 2013, purchases from three suppliers for continued operation were approximately 67%,  28% and 42% of the total purchase, respectively. For the years ended December 31, 2015, 2014 and 2013, purchases from three suppliers for discontinued operation were approximately 9%, 55% and 51% of the total purchase, respectively.

Revenues

For the years ended December 31, 2015, 2014 and 2013, the Company’s top three selling products accounted, in the aggregate, for approximately 72%, 74% and 67%, respectively, of its total net revenues.

The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2015	2014	2013
	US$	US$	US$
Products Line

Medical Devices	1,500,957	16,000,881	14,824,028
Respiratory and Oxygen Homecare	20,573	53,755	2,034,150
Mobile Medicine	164,503	1,631,413	-
Total Revenues	1,686,033	17,686,049	16,858,178
Less: revenues from discontinued operations	(364,490)	(14,911,808)	(9,455,705)
Revenues from continuing operations	1,321,543	2,774,241	7,402,473